Capital and reserves - Additional Information (Detail) $ / shares in Units, ₽ in Thousands					12 Months Ended
	Feb. 16, 2018 RUB (₽)	Jan. 29, 2018 RUB (₽)	Feb. 24, 2016 RUB (₽) shares	May 28, 2014 RUB (₽) shares	Dec. 31, 2019 RUB (₽) shares	Dec. 31, 2018 RUB (₽) shares		Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 € / shares	Oct. 24, 2019 shares	Dec. 31, 2018 € / shares	Mar. 01, 2018 € / shares shares	Feb. 28, 2018 € / shares shares
Disclosure of classes of share capital [line items]
Proceeds from issue of shares			₽ 5,000,000
Authorized shares | shares					60,000,000	50,000,000							50,000,000	100,000
Par value | € / shares										€ 0.002		€ 0.002
Share premium					₽ 1,863,877	₽ 1,729,400	[1]
Reduction of share premium	₽ 3,422,874	₽ 3,422,874
Distributions declared To Noncontrolling Interests					126,460	79,850			₽ 53,029
Dividends paid					1,286,805	79,850			3,375,197
Dividends paid to Noncontrolling interest					131,456	77,629			49,804
Management Incentive Agreement [Member]
Disclosure of classes of share capital [line items]
Share premium						160,774			91,998
Equity Settled Awards [Member]
Disclosure of classes of share capital [line items]
Share premium					295,251
Share capital [member]
Disclosure of classes of share capital [line items]
Proceeds from issue of shares			8,500
Share premium [member]
Disclosure of classes of share capital [line items]
Proceeds from issue of shares			₽ 4,991,500
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares issued | shares			99,000	1,000
Proceeds from issue of shares				₽ 47
Authorized shares | shares											60,000,000		50,000,000	100,000
Par value | € / shares													€ 0.002	€ 1.00
Share premium					₽ 1,568,626	1,568,626			₽ 4,991,500
Dividend per share | $ / shares								$ 0.36
Dividends paid to parent						₽ 1,160,345		$ 18,000,000

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.